SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Nov. 11, 2020 ₪ / shares $ / shares shares	Mar. 15, 2020 USD ($) $ / shares shares	Jan. 07, 2020 $ / shares shares	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 shares	Feb. 17, 2020 $ / shares	Jan. 28, 2020 $ / shares shares	Nov. 25, 2019 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 ₪ / shares shares		May 23, 2021 ₪ / shares	Apr. 23, 2021 shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.01											₪ 0.01			₪ 0.01		₪ 0.01		₪ 0.01
Exercise prices | $ / shares	₪ 21.615
Stock split									1-for-2 share split
Shares authorized													100,000,000		100,000,000				100,000,000
Shares authorized amount | ₪																			₪ 1,000,000
Stock options granted	13,000
Repurchase of ordinary shares | $									$ 42,600	$ 35,400	$ 17,200
Repurchase of ordinary shares, shares									1,077,213	693,734	786,882
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested options													287,499
Unrecognized compensation expense | $													$ 13,907
Unrecognized compensation cost, recognition period									11 months 26 days
Aggregate intrinsic value | $													$ 18,460
Fair value of RSU granted, per share | $ / shares									$ 30,817	$ 19,279
Unvested RSUs											0		804,575	[1]	508,080	[1]
Number of RSUs vested													517,076
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares									50.37	34.87
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares									25.11	40.6
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares									27.77	$ 54.61
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSU granted, per share | $ / shares									$ 33.39
GIBF and JVC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares				124,914
Purchase consideration | $				$ 2,700
Joint Venture Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership interest																				51.00%
Invasix UK [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares																		457,912
Invasix UK [Member] | Dilazar Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership interest																		49.00%
Board of Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares		$ 9.845	$ 17.52			$ 21.98	$ 21.95	$ 20.775
Stock options granted		2,518,300	1,906,000				85,000	224,500
Stock options cancelled		2,518,300
2018 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares									800,000
Number of options available for grant													1,756,231
Aggregate intrinsic value | $													$ 77,537
2018 Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life									2 years 11 months 12 days
Total intrinsic value of options exercised | $									$ 10,549	$ 277,978	$ 190,498
Fair value of options granted | $											$ 16,345
Unvested options													3,166
Unrecognized compensation expense | $													$ 11
Unrecognized compensation cost, recognition period									3 months
Non Israeli Plan [Member] | Board of Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares		$ 9.845				21.98		$ 20.775
Stock options granted		449,000						30,000
Fair value of options granted | $		$ 3,283
Vested options | $		$ 666
Share Repurchase Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares | $									$ 95,200
Repurchase of ordinary shares, shares									2,557,829
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares, shares					2
Minimum [Member] | Board of Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares		$ 9.845				$ 9.845

[1]	As of December 31, 2022, 517,076 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2023.